Annual Total Returns - Freedom 2045 Portfolio [BarChart] - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2045 Portfolio - VIP Freedom 2045 Portfolio-Initial VIP	Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	17.33%
Annual Return 2013	26.07%
Annual Return 2014	4.95%
Annual Return 2015	(0.26%)
Annual Return 2016	6.80%
Annual Return 2017	23.59%
Annual Return 2018	(9.89%)
Annual Return 2019	28.57%
Annual Return 2020	19.27%
Annual Return 2021	17.83%